Bank Debt	9 Months Ended
Sep. 30, 2016
Notes To Consolidated Financial Statements
Debt Disclosure

6. Bank Debt

Bank debt is comprised of the following secured borrowings:
			December 31,	September 30,
Borrower	Commencement	Maturity	2015	2016

Maxenteka	April 2012	January 2016	$25,500	$-
Maxeikositessera	September 2012	January 2016	25,109	-
Glovertwo	October 2013	February 2016	13,666	-
Gloverthree	December 2014	February 2016	16,807	-
Shikokutessera	December 2014	February 2016	16,807	-
Maxdekatria	March 2012	February 2016	14,400	-
Maxpente, Maxeikositessera, Maxenteka	December 2015	December 2018	7,000	5,260
Maxtessera	July 2014	June 2021	31,500	28,000
Maxeikosiexi	September 2015	September 2021	6,750	6,063
Marathassa	September 2015	September 2021	7,232	6,545
Marinouki	September 2015	September 2021	11,089	9,904
Kerasies	September 2015	September 2021	7,714	6,918
Soffive	September 2015	September 2021	12,054	10,757
Eptaprohi	September 2015	September 2021	56,412	50,518
Maxpente, Maxeikositessera, Maxenteka	December 2015	December 2021	75,337	69,632
Shikokuokto	June 2015	June 2022	15,018	15,018
Petra	June 2015	June 2022	18,370	18,256
Pemer	June 2015	June 2022	18,368	18,253
Glovertwo	February 2016	August 2022	-	12,833
Maxdekatria	February 2016	August 2022	-	9,167
Shikokutessera	February 2016	August 2022	-	14,667
Safe Bulkers	November 2014	September 2022	145,527	145,527
Maxdeka	August 2011	December 2022	23,861	22,157
Shikoku	October 2011	August 2023	29,867	26,133
Shikokuepta	February 2016	February 2024	-	23,683
Maxeikosiena	September 2015	September 2025	23,008	22,391
Maxeikositria	September 2015	September 2025	23,008	22,391
Youngone	September 2015	September 2025	24,281	23,733
Maxeikosi	September 2015	September 2025	23,008	22,391
Total			$671,693	$590,197

Current portion			$80,134	$12,917
Liability directly associated with assets held for sale			16,807	-
Long-term debt			574,752	577,280
Total debt			$671,693	$590,197

Current portion of deferred financing costs			$2,667	$1,357
Deferred financing costs directly associated with assets held for sale			83	-
Deferred financing costs non-current			5,353	4,464
Total deferred financing costs			$8,103	$5,821

Total debt			671,693	590,197
Less: Total deferred financing costs			8,103	5,821
Total debt, net of deferred financing costs			$663,590	$584,376
Less: Liability directly associated with assets held for sale, net of deferred financing costs			16,724	-
Less: Current portion of long-term debt, net of current portion of deferred financing costs			77,467	11,560
Long-term debt, net of deferred financing costs, non-current			$569,399	$572,816

Details of the loans and credit facilities are included in Note 7 of the Company's consolidated financial statements for the year ended December 31, 2015 included in the Company's Annual Report on Form 20-F.

The estimated minimum annual principal payments required to be made after September 30, 2016, based on the loan and credit facility agreements as amended, excluding deferred financing costs are as follows:

To September 30,
2017	.	$12,917
2018	.	21,520
2019	.	62,943
2020	.	67,809
2021	.	137,757
2022	and thereafter	287,251
Total	..	$590,197

The above loans and credit facilities generally bear interest at LIBOR plus a margin, except each of Maxeikosi, Maxeikosiena, Maxeikositria and Youngone and for a portion of the principal amounts of each of Maxdeka and Shikoku loan facilities. We believe that the Maxeikosi, Maxeikosiena, Maxeikositria and Youngone loan facilities approximate their fair value due to the short term period from their utilization date. Maxdeka and Shikoku loan facilities each bear interest at the Commercial Interest Reference Rate (“CIRR”) published by the Organization for Economic Co-operation and Development, as applicable on the date of the signing of the relevant loan agreements. The above loans and credit facilities are generally repayable in semi-annual installments and a balloon payment at maturity except for the Maxdeka and Shikoku loan facilities, which are repayable in semi-annual installments, and for the Maxeikosi, Maxeikosiena, Maxeikositria and Youngone transactions, where the deemed principal is repaid every 45 days out of a portion of the bareboat hire payment. The fair value of bank debt outstanding on September 30, 2016, amounted to $591,665 when valuing the respective portions of the Maxdeka and Shikoku loan facilities on the basis of the relevant CIRR, as applicable on September 30, 2016, which are considered to be Level 2 items in accordance with the fair value hierarchy.

As of December 31, 2015 and September 30, 2016 the Company was in compliance with all debt covenants with respect to its loans and credit facilities.